UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C 20549

                          FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name :    FRED STEIN
Address:  c/o NEUBERGER BERMAN, LLC
          605 THIRD AVENUE
          NEW YORK
          NEW YORK 10158-3698

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral part(s) of this form.


Person signing this report on behalf of Reporting Manager:

Name: FRED STEIN
Title: GENERAL PARTNER, RUTLAND PARTNERS, L.P.
Phone: (212) 476-5860
Signature, Place, and Date of signing:
FRED STEIN, New York, New York, September 30, 2000


Report Type (Check only One)

[ ]  13F Holdings Report

[X]  13F Notice

[ ]  13F Combination Report



List of Other Managers reporting for this Manager:
NEUBERGER BERMAN, LLC


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934
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